BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST (the “Fund”)

File No. 811-10335

Item G.1.b.ii: Instruments defining the rights of the holders of any new or amended class of securities

A copy each of (i) the Fund’s Statement of Preferences of Variable Rate Demand Preferred Shares and (ii) the Fund’s Notice of Special Rate Period are attached under Item G.1.b.i.